Manufacturing Rebate Receivable	12 Months Ended
Dec. 31, 2018
Manufacturing Rebate Receivable [Abstract]
Manufacturing Rebate Receivable [Text Block]
Note 9 – Manufacturing rebate receivable

On September 13, 2013,
the Chinese Ministry of Finance, the Chinese Ministry of Science and Technology, the Chinese Ministry of Industry and Information Technology, and the Chinese National Development and Reform Commission issued a joint announcement that in order to promote the development, sale and use of alternative energy vehicles, Chinese government will continue to provide a manufacturing rebate for qualifying alternative energy vehicles sold. The government rebate is paid to the Company on behalf of our customer for a portion of selling price, for which, our customer does not need to pay at the time of purchase. The government manufacturing rebates are typically provided to eligible alternative energy automobile manufacturers within two years period after sales are finalized and paperwork is submitted. Based on the criteria listed, Shangchi Automobile (formerly known as Suzhou E-Motors) is eligible for approximately $6,000,
$29,400 and $60,200
in government manufacturing rebates for each of the qualifying electric buses sold during the years ended December 31, 2018, 2017 and 2016, respectively.

The Company applied 109 and
100
qualified electric buses sold during the year ended December 31, 2018 and the period from July 1, 2017 to December 31, 2017, respectively for government manufacture rebate and recognized $644,959 and
$2,942,190
manufacturing rebate income as part of revenue and corresponding receivable for the years ended December 31, 2018 and 2017, respectively, because the management believes that the electric buses sold met all the criteria set by the government and the collection of these manufacturing rebates is reasonably assured. As of December 31, 2018, the manufacturing rebate receivable was
$9,795,512
, including $6,112,520 (RMB40,400,000) of manufacturing rebate receivable related to qualified electric buses sold in fiscal 2016,
$3,011,862
(RMB 19,906,560) of manufacturing rebate receivable related to qualified electric buses sold in fiscal 2017 and
$671,130
(RMB4,435,755) of manufacturing rebate receivable related to qualified electric buses sold in fiscal 2018. Shangchi Automobile has received the full payment of the eligible government rebates for the qualifying electric buses sold in fiscal 2015. The Company has not received any payment of those eligible government rebates for the sales made in the fiscal year 2016 due to the recent slower processing of rebates. The Company is also working closely with the local government to speed up the collection process of the outstanding government rebate balance in 2019.